General	9 Months Ended
Sep. 30, 2024
General [Abstract]
GENERAL

Note 1:- General

a.	Arbe Robotics Ltd. (the “Company”) was founded and registered on November 4, 2015 and commenced its activities in January 2016. The Company, a global leader in Perception Radar solutions, is spearheading a radar revolution, enabling truly safe driver-assist systems today while paving the way to full autonomous-driving. The Company’s radar technology is a critical sensor for L2+ and higher autonomy. The Company is empowering automakers, Tier 1 suppliers, autonomous ground vehicles, commercial and industrial vehicles, and a wide array of safety applications with advanced sensing and paradigm changing perception. The Company’s Ordinary Shares and Warrants are listed on the Nasdaq Capital Market under the symbols “ARBE” and “ARBEW,” respectively.

b.	On October 26, 2017, the Company established a Delaware subsidiary, Arbe Robotics US Inc. Arbe Robotics US Inc is engaged mainly in the Company’s sales and will operate as the Company’s distributor in the U.S.

On February 5, 2024, the Company established a Chinese subsidiary, Shanghai Arbe Technologies Co., Ltd (“Arbe China”). Arbe China was formed to assist mainly in providing customer support in the China region.

c.	On May 30, 2024, the Company announced that its ordinary shares are now traded on both Nasdaq and the Tel Aviv Stock Exchange and that the Company received preliminary commitments with respect to its proposed convertible bonds offering. See also note 4.

d.	The Company depends on one supplier for the development and productization of its products. If this supplier fails to deliver or delays the delivery of the necessary products, the Company will be required to seek alternative sources of supply. A change in supplier could result in manufacturing delays and increased costs, which could result in a possible loss of sales which would adversely affect the Company’s business, prospects, results of operations and financial position.

e.	As the Company operates internationally and substantially all of its revenue is derived from sales outside of Israel, the business is affected by inflation, supply chain issues and economic conditions in countries in which the Company is seeking to conduct business, security and cybersecurity issues, fiscal and monetary policies, interest rates and regulations affection the automobile industry, the timing by the automobile and other industries on the introduction of unmanned automobiles and other unmanned devices, safety concerns and well as the effect of regional conflicts and steps taken by governments with respect to parties to such conflicts. As an Israeli company, the Company is also subject to the effect on Israel and the Israeli economy of the present war with Hamas as well as any other regional conflicts which may develop and the relationship between Israel and other countries, including the United States, China and the European Union.